Related Party Transactions (Narrative) (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Due To Related Party	$ 88,574	$ 72,761
President
Due To Related Party		86,574
Director
Due To Related Party		$ 2,000